Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Information for Reportable Segments
Summary information for the reportable segments during the three months ended March 31, 2019 and 2018, is as follows (amounts in thousands):

	Data Centers	Healthcare	Three Months Ended March 31, 2019
Revenue:
Rental revenue	$26,677	$19,790	$46,467
Expenses:
Rental expenses	(6,965)	(2,163)	(9,128)
Segment net operating income	$19,712	$17,627	37,339

Expenses:
General and administrative expenses			(1,403)
Asset management fees			(3,494)
Depreciation and amortization			(18,246)
Income from operations			14,196
Interest and other expense, net			(9,835)
Net income attributable to common stockholders			$4,361

	Data Centers	Healthcare	Three Months Ended March 31, 2018
Revenue:
Rental revenue	$23,721	$17,573	$41,294
Expenses:
Rental expenses	(5,937)	(2,353)	(8,290)
Segment net operating income	$17,784	$15,220	33,004

Expenses:
General and administrative expenses			(943)
Asset management fees			(3,099)
Depreciation and amortization			(13,717)
Income from operations			15,245
Interest and other expense, net			(7,741)
Net income attributable to common stockholders			$7,504

Summary information for the reportable segments during the years ended December 31, 2018, 2017 and 2016, is as follows (amounts in thousands):

	Data Centers	Healthcare	For the Year Ended December 31, 2018
Revenue:
Rental, parking and tenant reimbursement revenue	$103,226	$74,106	$177,332
Expenses:
Rental and parking expenses	(27,289)	(10,038)	(37,327)
Segment net operating income	$75,937	$64,068	140,005

Expenses:
General and administrative expenses			(5,396)
Asset management fees			(13,114)
Depreciation and amortization			(58,258)
Income from operations			63,237
Interest and other expense, net			(34,364)
Net income attributable to common stockholders			$28,873

	Data Centers	Healthcare	For the Year Ended December 31, 2017
Revenue:
Rental, parking and tenant reimbursement revenue	$62,377	$62,718	$125,095
Expenses:
Rental and parking expenses	(17,571)	(8,525)	(26,096)
Segment net operating income	$44,806	$54,193	98,999

Expenses:
General and administrative expenses			(4,069)
Asset management fees			(9,963)
Depreciation and amortization			(41,133)
Income from operations			43,834
Interest and other expense, net			(22,555)
Net income attributable to common stockholders			$21,279

	Data Centers	Healthcare	For the Year Ended December 31, 2016
Revenue:
Rental, parking and tenant reimbursement revenue	$12,929	$43,502	$56,431
Expenses:
Rental and parking expenses	(2,509)	(5,655)	(8,164)
Segment net operating income	$10,420	$37,847	48,267

Expenses:
General and administrative expenses			(3,105)
Acquisition related expenses			(5,339)
Asset management fees			(4,925)
Depreciation and amortization			(19,211)
Income from operations			15,687
Interest and other expense, net			(4,390)
Net income attributable to common stockholders			$11,297

Schedule of Assets by Reportable Segments
Assets by each reportable segment as of March 31, 2019 and December 31, 2018 are as follows (amounts in thousands):

	March 31, 2019	December 31, 2018
Assets by segment:
Data centers	$1,008,793	$1,001,357
Healthcare	893,057	900,114
All other	59,179	62,358
Total assets	$1,961,029	$1,963,829

Assets by each reportable segment as of December 31, 2018 and December 31, 2017 are as follows (amounts in thousands):

	December 31, 2018	December 31, 2017
Assets by segment:
Data centers	$1,001,357	$909,477
Healthcare	900,114	813,742
All other	62,358	54,725
Total assets	$1,963,829	$1,777,944

Schedule of Capital Additions and Acquisitions by Reportable Segments
Capital additions and acquisitions by reportable segments for the three months ended March 31, 2019 and 2018 are as follows (amounts in thousands):

	Three Months Ended March 31,
	2019	2018
Capital additions and acquisitions by segment:
Data centers	$995	$52,213
Healthcare	78	5,629
Total capital additions and acquisitions	$1,073	$57,842

Capital additions and acquisitions by reportable segments for the years ended December 31, 2018, 2017 and 2016 are as follows (amounts in thousands):

	For the Year Ended December 31,
	2018	2017	2016
Capital additions and acquisitions by segment:
Data centers	$114,944	$472,438	$314,030
Healthcare	117,971	164,445	229,670
Total capital additions and acquisitions	$232,915	$636,883	$543,700